Group statement of financial position - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Non-current assets
Tangible assets		$ 4,419	$ 4,208	$ 3,507
Right of use assets		142	156	175
Intangible assets		107	106	122
Investments in associates and joint ventures		599	1,091	1,643
Other investments		1	3	117
Loan receivable (2)	[2]	358	0	0
Inventories		2	5	27
Trade, other receivables and other assets		254	231	237
Reimbursive right for post-retirement benefits		35	12	0
Deferred taxation		50	23	7
Cash restricted for use		34	33	32
Non-current assets		6,001	5,868	5,867
Current assets
Loan receivable (2)	[2]	148	0	0
Inventories		829	773	703
Trade, other receivables and other assets		199	237	257
Cash restricted for use		34	27	26
Cash and cash equivalents		964	1,108	1,154
Current assets		2,174	2,145	2,140
Total assets		8,175	8,013	8,007
EQUITY AND LIABILITIES
Share capital and premium		420	0	0
Accumulated losses and other reserves		3,291	4,040	4,047
Shareholders’ equity		3,711	4,040	4,047
Non-controlling interests		29	35	54
Total equity		3,740	4,075	4,101
Non-current liabilities
Borrowings		2,032	1,965	1,858
Lease liabilities		98	115	124
Environmental rehabilitation and other provisions		636	596	700
Provision for pension and post-retirement benefits		64	71	77
Trade and other payables		5	7	7
Deferred taxation		395	300	313
Non-current liabilities		3,230	3,054	3,079
Current liabilities
Borrowings		207	18	51
Lease liabilities		73	71	61
Trade and other payables	[3]	772	667	600
Environmental rehabilitation and other provisions		80	81	76
Bank overdraft		9	2	0
Taxation		64	45	39
Current liabilities		1,205	884	827
Total liabilities		4,435	3,938	3,906
Total equity and liabilities		$ 8,175	$ 8,013	$ 8,007

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.

[2]	During 2023, Kibali (Jersey) Limited, which holds AngloGold Ashanti’s effective 45% interest in Kibali Goldmines S.A., declared a dividend in specie through the distribution of a loan receivable to its shareholders. The investment in joint ventures was reduced in 2023, due to the non-cash dividend distributed as a short-term joint venture loan receivable of $148m and  a long-term joint venture loan receivable of $358m. The short-term portion was based on the Kibali Goldmines S.A. future estimated cash flows. The loan bears semi-annual interest at
7.875% per annum and is repayable on demand.

[3]	Short-term provisions, which were previously reported as part of trade and other payables and other provisions, are now reported as part of environmental rehabilitation and other provisions on the statement of financial position. Refer to note 1.3.2.